Commitments and Contingencies (Details) $ in Millions	6 Months Ended
Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum capital expenditures amount	$ 15.1
Total amount of capital expenditure	$ 3.9